UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-08299

                       Oppenheimer International Small Company Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  February 29, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--99.9%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--10.6%
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.2%
 Berjaya Sports Toto
 Berhad                                            442,000       $     530,400
--------------------------------------------------------------------------------
 MEDIA--4.8%
 Balaji Telefilms Ltd.                           1,800,000           3,388,306
--------------------------------------------------------------------------------
 Clear Media Ltd. 1                              1,164,000           1,046,783
--------------------------------------------------------------------------------
 Impresa-Sociedade
 Gestora de
 Participacoes SA 1                                466,666           2,504,876
--------------------------------------------------------------------------------
 Macmillan India Ltd. 1                            200,000           1,066,652
--------------------------------------------------------------------------------
 Television Eighteen
 India Ltd. 1                                      500,000           2,557,754
--------------------------------------------------------------------------------
 Village Roadshow Ltd. 1                         2,000,000           2,623,271
                                                                 ---------------
                                                                    13,187,642

--------------------------------------------------------------------------------
 MULTILINE RETAIL--1.3%
 Mothercare plc 1                                  500,000           3,358,999
--------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.0%
 Point, Inc. 1                                     216,000           5,515,651
--------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--2.3%
 Arvind Mills Ltd. 1                             6,000,000           5,604,068
--------------------------------------------------------------------------------
 Himatsingka Seide Ltd.                            100,000             686,194
                                                                 ---------------
                                                                     6,290,262

--------------------------------------------------------------------------------
 CONSUMER STAPLES--7.9%
--------------------------------------------------------------------------------
 BEVERAGES--1.3%
 Carlsberg AS, Cl. B 1                              75,000           3,676,471
--------------------------------------------------------------------------------
 FOOD PRODUCTS--5.1%
 B&B Natural
 Products Ltd. 2                                26,000,000           3,473,859
--------------------------------------------------------------------------------
 Lindt & Spruengli AG 1                                500           5,314,751
--------------------------------------------------------------------------------
 Thorntons plc                                   2,000,000           5,186,963
                                                                 ---------------
                                                                    13,975,573

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.5%
 Marico Industries Ltd.                            750,000           3,974,246
--------------------------------------------------------------------------------
 ENERGY--1.8%
--------------------------------------------------------------------------------
 OIL & GAS--1.8%
 Western Oil Sands,
 Inc., Cl. A 1                                     200,000           4,978,573

                                                                    MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 FINANCIALS--15.9%
--------------------------------------------------------------------------------
 COMMERCIAL BANKS--1.9%
 Banco Latinoamericano
 de Exportaciones
 SA, Cl. E 1                                       300,000       $   5,202,000
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--5.6%
 Credit Rating
 Information Services
 of India Ltd. 1,2                                 325,000           3,915,663
--------------------------------------------------------------------------------
 MLP AG 1                                          200,000           4,572,400
--------------------------------------------------------------------------------
 SFCG Co. Ltd.                                      45,000           6,630,972
                                                                 ---------------
                                                                    15,119,035

--------------------------------------------------------------------------------
 REAL ESTATE--8.4%
 G. Accion SA de CV,
 Series B 1,2,3                                  6,657,000           3,369,262
--------------------------------------------------------------------------------
 Hysan Development
 Co. Ltd.                                        2,500,000           4,705,255
--------------------------------------------------------------------------------
 Kennedy-Wilson
 Japan 1                                             2,000           6,553,176
--------------------------------------------------------------------------------
 Leopalace21 Corp. 1                               700,000           8,328,757
                                                                 ---------------
                                                                    22,956,450

--------------------------------------------------------------------------------
 HEALTH CARE--5.7%
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
 Elekta AB, B Shares 1                             100,000           1,934,392
--------------------------------------------------------------------------------
 Ortivus AB, B Shares 1                            450,000           1,813,492
                                                                 ---------------
                                                                     3,747,884

--------------------------------------------------------------------------------
 PHARMACEUTICALS--4.3%
 Norwood Abbey Ltd. 1                            5,695,000           5,140,955
--------------------------------------------------------------------------------
 Tsumura & Co. 1                                   600,000           6,562,328
                                                                 ---------------
                                                                    11,703,283

--------------------------------------------------------------------------------
 INDUSTRIALS--18.5%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.4%
 CAE, Inc.                                         800,000           3,815,912
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.2%
 BTG plc 1                                         500,000           1,419,687
--------------------------------------------------------------------------------
 Drake Beam
 Morin-Japan, Inc. 1                               200,000           5,491,488
--------------------------------------------------------------------------------
 Iroonet Co. Ltd. 1                                300,000           1,173,469


9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 lastminute.com plc 1                            1,500,000       $   6,207,653
                                                                 ---------------
                                                                    14,292,297

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--3.6%
 Cosel Co. Ltd.                                    250,000           6,429,617
--------------------------------------------------------------------------------
 Electrovaya, Inc. 1,2                           3,700,000           3,474,567
                                                                 ---------------
                                                                     9,904,184

--------------------------------------------------------------------------------
 MACHINERY--5.2%
 Ashok Leyland Ltd. 1                              900,000           5,227,700
--------------------------------------------------------------------------------
 Fong's Industries
 Co. Ltd.                                        5,500,000           5,158,116
--------------------------------------------------------------------------------
 Shima Seiki
 Manufacturing Ltd.                                 50,000           1,665,751
--------------------------------------------------------------------------------
 ZENON
 Environmental, Inc. 1                             150,000           2,247,065
                                                                 ---------------
                                                                    14,298,632

--------------------------------------------------------------------------------
 ROAD & RAIL--3.1%
 ComfortDelGro
 Corp. Ltd.                                     15,000,000           8,327,214
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--19.2%
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
 Tandberg ASA 1                                    400,000           3,835,527
--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--12.7%
 Index Corp.                                         4,000          16,840,564
--------------------------------------------------------------------------------
 NCsoft Corp. 1                                    100,000           6,505,102
--------------------------------------------------------------------------------
 Neowiz Corp. 1                                    200,000           5,756,803
--------------------------------------------------------------------------------
 NHN Corp. 1                                        90,000           5,609,694
                                                                 ---------------
                                                                    34,712,163

--------------------------------------------------------------------------------
 IT SERVICES--3.8%
 Gigno System
 Japan, Inc. 1                                       2,000           5,125,389
--------------------------------------------------------------------------------
 United Internet AG 1                              225,000           5,306,096
                                                                 ---------------
                                                                    10,431,485

--------------------------------------------------------------------------------
 SOFTWARE--1.3%
 Intelligent Wave, Inc.                              2,700          3,336,079

                                                                    MARKET VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 MATERIALS--6.9%
--------------------------------------------------------------------------------
 CHEMICALS--1.6%
 Hikal Ltd.                                        650,000       $   4,310,821
--------------------------------------------------------------------------------
 METALS & MINING--3.2%
 Eldorado Gold
 Corp. Ltd. 1                                    1,000,000           2,876,840
--------------------------------------------------------------------------------
 Inmet Mining Corp. 1                              400,000           6,036,892
                                                                 ---------------
                                                                     8,913,732

--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--2.1%
 Norske Skog
 Canada Ltd. 1                                   1,600,000           5,664,244
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--12.8%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--9.4%
 e.Biscom 1                                        150,000           9,337,387
--------------------------------------------------------------------------------
 G-mode Co. Ltd. 1                                     700           5,131,796
--------------------------------------------------------------------------------
 Song Networks
 Holding AB 1                                    1,200,000          11,364,552
                                                                 ---------------
                                                                    25,833,735

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--3.4%
 iTouch plc 1                                   15,000,000           9,222,401
--------------------------------------------------------------------------------
 UTILITIES--0.6%
--------------------------------------------------------------------------------
 GAS UTILITIES--0.6%
 Aygaz AS 1                                    660,000,000           1,727,034
                                                                 ---------------
 Total Common Stocks
 (Cost $211,220,580)                                               272,841,929

--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
 Marico Industries
 Ltd., 8% 1,3
 (Cost $185,299)                                   875,946             175,247

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $211,405,879)                                 100.0%        273,017,176
--------------------------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                                    0.0              85,814
                                               ---------------------------------
 NET ASSETS                                          100.0%      $ 273,102,990
                                               =================================


10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of February 29, 2004 amounts to $14,233,351. Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES         GROSS          GROSS                SHARES       UNREALIZED
                            AUGUST 31, 2003     ADDITIONS     REDUCTIONS     FEBRUARY 29, 2004     APPRECIATION
---------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 B&B Natural Products Ltd.               --    26,000,000             --            26,000,000       $  168,476
 Credit Rating Information
 Services of India Ltd.             286,126        38,874             --               325,000        2,809,380
 Electrovaya, Inc.                3,601,900        98,100             --             3,700,000          725,261
 G. Accion SA de CV, Series B            --     6,657,000             --             6,657,000          342,883
                                                                                                     ----------
                                                                                                     $4,046,000
                                                                                                     ==========


3. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.

 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS                   MARKET VALUE          PERCENT
---------------------------------------------------------------------
 Japan                                 $ 77,611,568            28.4%
 India                                   30,906,651            11.3
 Canada                                  29,094,093            10.7
 Great Britain                           25,395,703             9.3
 Korea, Republic of South                19,045,068             7.0
 Sweden                                  15,112,436             5.5
 Germany                                  9,878,496             3.6
 Italy                                    9,337,387             3.4
 Hong Kong                                9,225,897             3.4
 Singapore                                8,327,214             3.1
 Australia                                7,764,226             2.8
 Switzerland                              5,314,751             2.0
 Panama                                   5,202,000             1.9
 Bermuda                                  5,158,116             1.9
 Norway                                   3,835,527             1.4
 Denmark                                  3,676,471             1.4
 Mexico                                   3,369,262             1.2
 Portugal                                 2,504,876             0.9
 Turkey                                   1,727,034             0.6
 Malaysia                                   530,400             0.2
                                       ------------------------------
 Total                                 $273,017,176           100.0%
                                       ==============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 February 29, 2004
--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $201,218,528)                        $258,783,825
 Affiliated companies (cost $10,187,351)                             14,233,351
                                                                   -------------
                                                                    273,017,176
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                      438
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                     1,470,651
 Shares of beneficial interest sold                                   1,360,322
 Dividends                                                               94,677
 Other                                                                   21,902
                                                                   -------------
 Total assets                                                       275,965,166

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Bank overdraft                                                         718,716
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                 914,016
 Foreign capital gains tax                                              805,588
 Investments purchased                                                  187,903
 Distribution and service plan fees                                     107,784
 Transfer and shareholder servicing agent fees                           52,092
 Shareholder communications                                              51,062
 Trustees' compensation                                                  12,834
 Other                                                                   12,181
                                                                   -------------
 Total liabilities                                                    2,862,176

--------------------------------------------------------------------------------
 NET ASSETS                                                        $273,102,990
                                                                   =============

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                   $235,371,072
--------------------------------------------------------------------------------
 Accumulated net investment loss                                     (2,162,517)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                      (20,913,758)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                                   60,808,193
                                                                   -------------
 NET ASSETS                                                        $273,102,990
                                                                   =============


12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $204,158,210 and 14,557,213
 shares of beneficial interest outstanding)                              $14.02
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                $14.88
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $38,452,720
 and 2,801,823 shares of beneficial interest outstanding)                $13.72
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $28,210,761
 and 2,057,639 shares of beneficial interest outstanding)                $13.71
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $2,281,299
 and 165,161 shares of beneficial interest outstanding)                  $13.81


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended February 29, 2004
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $87,634)            $   669,027
--------------------------------------------------------------------------------
 Interest                                                                71,434
                                                                    ------------
 Total investment income                                                740,461

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                        965,560
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                228,877
 Class B                                                                155,847
 Class C                                                                102,820
 Class N                                                                  4,246
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                202,378
 Class B                                                                 70,271
 Class C                                                                 30,940
 Class N                                                                  3,395
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                 18,064
 Class B                                                                  5,209
 Class C                                                                  2,253
 Class N                                                                    214
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             29,138
--------------------------------------------------------------------------------
 Trustees' compensation                                                   4,224
--------------------------------------------------------------------------------
 Other                                                                   15,250
                                                                    ------------
 Total expenses                                                       1,838,686
 Less reduction to custodian expenses                                      (237)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                          (13,782)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class C                                                             (739)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class N                                                       (308)
                                                                    ------------
 Net expenses                                                         1,823,620


--------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                 (1,083,159)


14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------

 Net realized gain on:
 Investments (net of foreign capital gains tax of $142,347)         $26,110,114
 Foreign currency transactions                                        6,525,423
                                                                    ------------
 Net realized gain                                                   32,635,537
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments (net of foreign capital gains tax of $805,588)          26,099,983
 Translation of assets and liabilities denominated in
 foreign currencies                                                   5,581,620
                                                                    ------------
 Net change in unrealized appreciation                               31,681,603

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $63,233,981
                                                                    ============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS             YEAR
                                                               ENDED            ENDED
                                                   FEBRUARY 29, 2004       AUGUST 31,
                                                         (UNAUDITED)            2003
---------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------
 Net investment income (loss)                           $ (1,083,159)    $     67,536
---------------------------------------------------------------------------------------
 Net realized gain (loss)                                 32,635,537       (9,483,388)
---------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     31,681,603       38,337,781
                                                        -------------------------------
 Net increase in net assets resulting from operations     63,233,981       28,921,929

---------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                    (947,546)              --
 Class B                                                          --               --
 Class C                                                     (10,138)              --
 Class N                                                      (5,408)              --

---------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                  23,330,518       71,357,496
 Class B                                                   6,806,616         (548,115)
 Class C                                                  10,336,606        3,500,713
 Class N                                                     741,439          473,566

---------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------
 Total increase                                          103,486,068      103,705,589
---------------------------------------------------------------------------------------
 Beginning of period                                     169,616,922       65,911,333
                                                        -------------------------------
 End of period (including accumulated net
 investment loss of $2,162,517 and $116,266,
 respectively)                                          $273,102,990     $169,616,922
                                                        ===============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                              YEAR
                                                 ENDED                                                             ENDED
                                     FEBRUARY 29, 2004                                                         AUGUST 31,
 CLASS A                                    (UNAUDITED)        2003         2002         2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.51       $ 7.98        $7.89       $15.23        $17.42       $11.52
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.05)         .01          .01          .04          (.10)         .06
 Net realized and unrealized gain (loss)          3.62         2.52          .16        (6.65)         1.12         6.72
                                                --------------------------------------------------------------------------
 Total from investment operations                 3.57         2.53          .17        (6.61)         1.02         6.78
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.06)          --         (.08)        (.11)         (.18)        (.04)
 Distributions from net realized gain               --           --           --         (.62)        (3.03)        (.84)
                                                --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.06)          --         (.08)        (.73)        (3.21)        (.88)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $14.02       $10.51        $7.98       $ 7.89        $15.23       $17.42
                                                ==========================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1              34.05%       31.70%        2.20%      (44.50)%        5.68%       63.10%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $204,158     $132,342      $40,089      $27,991       $60,336      $26,965
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $189,335    $  48,879      $35,136      $39,311       $52,095      $14,208
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (0.72)%       0.29%       (0.17)%       0.36%        (0.67)%       0.73%
 Total expenses                                   1.31%        1.69%        2.16%        1.58%         1.74%        2.05%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3       1.60%        1.88%         N/A 3         N/A 3        N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            46%          53%          62%         145%          199%         280%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                              YEAR
                                                 ENDED                                                             ENDED
                                     FEBRUARY 29, 2004                                                         AUGUST 31,
 CLASS B                                    (UNAUDITED)        2003         2002         2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.28       $ 7.87        $7.77       $14.99        $17.22       $11.45
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.08)        (.02)        (.07)        (.03)         (.19)         .02
 Net realized and unrealized gain (loss)          3.52         2.43          .19        (6.57)         1.09         6.59
                                                --------------------------------------------------------------------------
 Total from investment operations                 3.44         2.41          .12        (6.60)          .90         6.61
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --           --         (.02)          -- 1        (.10)          --
 Distributions from net realized gain               --           --           --         (.62)        (3.03)        (.84)
                                                --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --           --         (.02)        (.62)        (3.13)        (.84)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $13.72       $10.28        $7.87       $ 7.77        $14.99       $17.22
                                                ==========================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2              33.46%       30.62%        1.51%      (44.99)%        4.98%       61.77%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $38,453      $23,355      $18,859      $14,989       $31,807      $11,764
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $31,385      $16,884      $16,868      $20,147       $25,377      $ 5,367
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                    (1.56)%      (0.28)%      (0.94)%      (0.33)%       (1.44)%       0.09%
 Total expenses                                   2.32%        2.85%        2.93%        2.34%         2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               2.23%        2.38%        2.65%         N/A 4         N/A 4        N/A 4
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            46%          53%          62%         145%          199%         280%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                            SIX MONTHS                                                              YEAR
                                                 ENDED                                                             ENDED
                                     FEBRUARY 29, 2004                                                         AUGUST 31,
 CLASS C                                    (UNAUDITED)        2003         2002         2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.27       $ 7.86        $7.77       $14.97        $17.22       $11.45
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.06)        (.02)        (.06)        (.03)         (.16)         .04
 Net realized and unrealized gain (loss)          3.51         2.43          .16        (6.55)         1.07         6.57
                                                --------------------------------------------------------------------------
 Total from investment operations                 3.45         2.41          .10        (6.58)          .91         6.61
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.01)          --         (.01)          --          (.13)          --
 Distributions from net realized gain               --           --           --         (.62)        (3.03)        (.84)
                                                --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.01)          --         (.01)        (.62)        (3.16)        (.84)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $13.71       $10.27        $7.86        $7.77        $14.97       $17.22
                                                ==========================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1              33.56%       30.66%        1.35%      (44.93)%        4.98%       61.77%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $28,211      $12,793       $6,558       $5,142       $11,946       $2,815
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $20,738      $ 7,489       $6,180       $7,095       $ 9,003       $1,256
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (1.47)%      (0.38)%      (0.95)%      (0.32)%      (1.38)%        0.09%
 Total expenses                                   2.15%        2.69%        2.94%        2.34%         2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3,4     2.39%        2.66%         N/A 3         N/A 3        N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            46%          53%          62%         145%          199%         280%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                   YEAR
                                                 ENDED                                  ENDED
                                     FEBRUARY 29, 2004                              AUGUST 31,
 CLASS N                                    (UNAUDITED)        2003         2002         2001
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.35       $ 7.89        $7.87        $9.08
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.06)        (.03)         .08          .07
 Net realized and unrealized gain (loss)          3.56         2.49          .07        (1.28)
                                                -----------------------------------------------
 Total from investment operations                 3.50         2.46          .15        (1.21)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.04)          --         (.13)          --
 Distributions from net realized gain               --           --           --           --
                                                -----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.04)          --         (.13)          --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                 $13.81       $10.35        $7.89        $7.87
                                                ===============================================

-----------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2              33.83%       31.18%        1.99%      (13.33)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $2,281       $1,128         $406           $6
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $1,712       $  625         $151           $2
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                    (1.02)%       0.25%       (0.33)%       5.85%
 Total expenses                                   1.77%        1.96%        2.32%        1.94%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               1.73%        1.90%        2.04%         N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                            46%          53%          62%         145%


1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign


21 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of February 29, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $20,588,676 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund used $32,635,537 and $0, respectively, of carryforward to offset capital gains realized.

 As of August 31, 2003, the Fund had available for federal income tax purposes post-October losses of $3,520,098 and unused capital loss carryforwards as follows:
                              EXPIRING
                              ----------------------
                              2010       $43,082,483
                              2011         6,621,632
                                         -----------
                              Total      $49,704,115
                                         ===========

22 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

    Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2004, the Fund's projected benefit obligations were increased by $1,030 and payments of $708 were made to retired trustees, resulting in an accumulated liability of $9,940 as of February 29, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


23 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                     SIX MONTHS ENDED FEBRUARY 29, 2004      YEAR ENDED AUGUST 31, 2003
                                SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------
 CLASS A
 Sold                        9,991,170    $ 125,740,474     15,409,639     $134,438,670
 Dividends and/or
 distributions reinvested       54,883          714,040             --               --
 Redeemed                   (8,076,856)    (103,123,996)    (7,842,814)     (63,081,174)
                            -------------------------------------------------------------
 Net increase                1,969,197    $  23,330,518      7,566,825     $ 71,357,496
                            =============================================================

-----------------------------------------------------------------------------------------
 CLASS B
 Sold                          854,021    $  10,851,010        803,004     $  6,658,561
 Dividends and/or
 distributions reinvested           --               --             --               --
 Redeemed                     (323,233)      (4,044,394)      (928,190)      (7,206,676)
                            -------------------------------------------------------------
 Net increase (decrease)       530,788    $   6,806,616       (125,186)    $   (548,115)
                            =============================================================

-----------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,032,868    $  13,104,147      1,088,305     $  9,296,830
 Dividends and/or
 distributions reinvested          728            9,294             --               --
 Redeemed                     (221,063)      (2,776,835)      (677,201)      (5,796,117)
                            -------------------------------------------------------------
 Net increase                  812,533    $  10,336,606        411,104     $  3,500,713
                            =============================================================

-----------------------------------------------------------------------------------------
 CLASS N
 Sold                          131,599    $   1,642,713         86,695     $    698,270
 Dividends and/or
 distributions reinvested          421            5,404             --               --
 Redeemed                      (75,769)        (906,678)       (29,219)        (224,704)
                            -------------------------------------------------------------
 Net increase                   56,251    $     741,439         57,476     $    473,566
                            =============================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $157,101,476 and $104,366,399, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion.


24 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $272,687 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $730,221, $303,623 and $13,497, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


25 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B          CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT       CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED         DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES
 SIX MONTHS       RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY
 ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
 February 29, 2004    $90,899            $525         $32,039           $8,482            $448

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of February 29, 2004, the Fund had outstanding foreign currency contracts as follows:

                                             CONTRACT     VALUATION AS OF
                                EXPIRATION     AMOUNT        FEBRUARY 29,     UNREALIZED
 CONTRACT DESCRIPTION                DATES     (000S)                2004   APPRECIATION
----------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Australian Dollar [AUD]   3/1/04 - 3/2/04    243,539AUD         $187,903           $285
                                                                 -----------------------
 CONTRACTS TO SELL
 Swiss Franc [CHF]                  3/1/04     80,854CHF           63,662            153
                                                                 -----------------------
 Total unrealized appreciation                                                      $438
                                                                                    ====


26 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of February 29, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 29, 2004 was $3,544,509, which represents 1.30% of the Fund's net assets.

--------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.


27 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


28 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR

              270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)